Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ (6,631,299)
Stockholders' deficiency	(6,573,564)	$ (5,388,058)	$ (4,459,223)
Cash used in operating activities	$ (1,254,712)	$ (1,087,878)